UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index
              Funds, Inc.
              Master S&P Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch S&P 500 Index Fund
Schedule of Investments as of March 31, 2006

                                            Beneficial
                                              Interest   Mutual Funds                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                        $1,783,857,811   Master S&P 500 Index Series                          $2,498,505,472
----------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $1,878,426,116) - 100.0%    2,498,505,472

                                                         Liabilities in Excess of Other Assets - (0.0%)           (1,061,275)
                                                                                                              --------------
                                                         Net Assets - 100.0%                                  $2,497,444,197
                                                                                                              ==============

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                     183,320   Boeing Co.                                        $      14,286,128
                                                87,296   General Dynamics Corp.                                    5,585,198
                                                31,287   Goodrich Corp.                                            1,364,426
                                               186,177   Honeywell International, Inc.                             7,962,790
                                                27,274   L-3 Communications Holdings, Inc.                         2,339,836
                                                78,270   Lockheed Martin Corp.                                     5,880,425
                                                79,952   Northrop Grumman Corp.                                    5,459,922
                                                99,474   Raytheon Co.                                              4,559,888
                                                38,415   Rockwell Collins, Inc.                                    2,164,685
                                               235,796   United Technologies Corp.                                13,669,094
                                                                                                           -----------------
                                                                                                                  63,272,392
----------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%                  67,108   FedEx Corp.                                               7,579,178
                                                13,174   Ryder System, Inc.                                          589,932
                                               250,100   United Parcel Service, Inc. Class B (e)                  19,852,938
                                                                                                           -----------------
                                                                                                                  28,022,048
----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                170,395   Southwest Airlines Co.                                    3,065,406
----------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                          15,930   Cooper Tire & Rubber Co.                                    228,436
                                                49,493   The Goodyear Tire & Rubber Co. (a)                          716,659
                                                41,120   Johnson Controls, Inc.                                    3,122,242
                                                                                                           -----------------
                                                                                                                   4,067,337
----------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                             445,499   Ford Motor Co. (e)                                        3,546,172
                                               126,306   General Motors Corp. (e)                                  2,686,529
                                                58,259   Harley-Davidson, Inc.                                     3,022,477
                                                                                                           -----------------
                                                                                                                   9,255,178
----------------------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                               179,285   Anheuser-Busch Cos., Inc. (e)                             7,668,019
                                                22,688   Brown-Forman Corp. Class B                                1,746,295
                                               471,728   The Coca-Cola Co.                                        19,751,251
                                                81,087   Coca-Cola Enterprises, Inc.                               1,649,310
                                                47,300   Constellation Brands, Inc. Class A (a)                    1,184,865
                                                16,183   Molson Coors Brewing Co. Class B                          1,110,477
                                                39,622   Pepsi Bottling Group, Inc.                                1,204,113
                                               379,388   PepsiCo, Inc.                                            21,924,833
                                                                                                           -----------------
                                                                                                                  56,239,163
----------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                           267,647   Amgen, Inc. (a)                                          19,471,319
                                                44,355   Applera Corp. - Applied Biosystems Group                  1,203,795
                                                78,240   Biogen Idec, Inc. (a)                                     3,685,104
                                                30,134   Chiron Corp. (a)                                          1,380,439
                                                56,580   Genzyme Corp. (a)                                         3,803,308
                                               104,100   Gilead Sciences, Inc. (a)                                 6,477,102
                                                61,852   Medimmune, Inc. (a)                                       2,262,546
                                                                                                           -----------------
                                                                                                                  38,283,613
----------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                        45,400   American Standard Cos., Inc.                              1,945,844
                                                96,379   Masco Corp. (e)                                           3,131,354
                                                                                                           -----------------
                                                                                                                   5,077,198
----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.4%                          58,876   Ameriprise Financial, Inc.                                2,652,953
                                               168,795   The Bank of New York Co., Inc.                            6,083,372
                                                24,211   The Bear Stearns Cos., Inc.                               3,358,066
                                               247,268   The Charles Schwab Corp.                                  4,255,482
                                                78,800   E*Trade Financial Corp. (a)                               2,126,024
                                                21,500   Federated Investors, Inc. Class B                           839,575

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
                                                37,786   Franklin Resources, Inc.                          $       3,560,953
                                                99,800   Goldman Sachs Group, Inc. (e)                            15,664,608
                                                51,405   Janus Capital Group, Inc.                                 1,191,054
                                                59,978   Lehman Brothers Holdings, Inc.                            8,668,620
                                                90,316   Mellon Financial Corp.                                    3,215,250
                                               210,367   Merrill Lynch & Co., Inc. (b)                            16,568,505
                                               249,598   Morgan Stanley                                           15,679,746
                                                47,727   Northern Trust Corp.                                      2,505,668
                                                80,323   State Street Corp.                                        4,853,919
                                                27,424   T. Rowe Price Group, Inc.                                 2,144,831
                                                                                                           -----------------
                                                                                                                  93,368,626
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                                48,347   Air Products & Chemicals, Inc.                            3,248,435
                                                17,658   Ashland, Inc.                                             1,255,131
                                               215,876   The Dow Chemical Co.                                      8,764,566
                                               204,073   E.I. du Pont de Nemours & Co.                             8,613,921
                                                20,350   Eastman Chemical Co.                                      1,041,513
                                                49,014   Ecolab, Inc.                                              1,872,335
                                                29,497   Engelhard Corp.                                           1,168,376
                                                22,159   Hercules, Inc. (a)                                          305,794
                                                19,896   International Flavors & Fragrances, Inc.                    682,831
                                                62,177   Monsanto Co.                                              5,269,501
                                                37,187   PPG Industries, Inc.                                      2,355,796
                                                70,746   Praxair, Inc.                                             3,901,642
                                                38,003   Rohm & Haas Co.                                           1,857,207
                                                15,823   Sigma-Aldrich Corp.                                       1,040,995
                                                     6   Tronox, Inc. Class B (a)                                        103
                                                                                                           -----------------
                                                                                                                  41,378,146
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.2%                         77,003   AmSouth Bancorp                                           2,082,931
                                               122,600   BB&T Corp.                                                4,805,920
                                             1,063,634   Bank of America Corp.                                    48,437,892
                                                42,091   Comerica, Inc.                                            2,440,015
                                                28,102   Compass Bancshares, Inc.                                  1,422,242
                                               127,756   Fifth Third Bancorp (e)                                   5,028,476
                                                34,700   First Horizon National Corp.                              1,445,255
                                                56,029   Huntington Bancshares, Inc.                               1,351,980
                                                93,910   KeyCorp                                                   3,455,888
                                                20,600   M&T Bank Corp.                                            2,351,284
                                                48,200   Marshall & Ilsley Corp. (e)                               2,100,556
                                               133,456   National City Corp. (e)                                   4,657,614
                                               102,492   North Fork Bancorporation, Inc.                           2,954,844
                                                70,068   PNC Financial Services Group, Inc.                        4,716,277
                                               100,454   Regions Financial Corp. (e)                               3,532,967
                                                81,099   SunTrust Banks, Inc. (e)                                  5,900,763
                                                63,751   Synovus Financial Corp.                                   1,727,015
                                               421,565   U.S. Bancorp                                             12,857,733
                                               376,626   Wachovia Corp. (e)                                       21,109,887
                                               383,722   Wells Fargo & Co.                                        24,508,324
                                                19,002   Zions Bancorporation                                      1,572,035
                                                                                                           -----------------
                                                                                                                 158,459,898

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.9%           57,778   Allied Waste Industries, Inc. (a)                 $         707,203
                                                23,258   Avery Dennison Corp.                                      1,360,128
                                               236,925   Cendant Corp.                                             4,110,649
                                                36,902   Cintas Corp.                                              1,572,763
                                                30,102   Equifax, Inc.                                             1,120,998
                                                25,139   Monster Worldwide, Inc. (a)                               1,253,431
                                                50,382   Pitney Bowes, Inc.                                        2,162,899
                                                43,395   RR Donnelley & Sons Co.                                   1,419,884
                                                37,211   Robert Half International, Inc.                           1,436,717
                                               118,414   Waste Management, Inc.                                    4,180,014
                                                                                                           -----------------
                                                                                                                  19,324,686
----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.0%                 23,265   ADC Telecommunications, Inc. (a)                            595,351
                                                39,039   Andrew Corp. (a)                                            479,399
                                               102,482   Avaya, Inc. (a)                                           1,158,047
                                               121,195   Ciena Corp. (a)                                             631,426
                                             1,408,471   Cisco Systems, Inc. (a)                                  30,521,567
                                                45,943   Comverse Technology, Inc. (a)                             1,081,039
                                               354,475   Corning, Inc. (a)                                         9,538,922
                                               356,587   JDS Uniphase Corp. (a)                                    1,486,968
                                             1,020,558   Lucent Technologies, Inc. (a)                             3,112,702
                                               579,769   Motorola, Inc.                                           13,282,508
                                               380,560   QUALCOMM, Inc.                                           19,260,142
                                               112,687   Tellabs, Inc. (a)                                         1,791,723
                                                                                                           -----------------
                                                                                                                  82,939,794
----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.7%                 196,634   Apple Computer, Inc. (a)                                 12,332,884
                                               538,916   Dell, Inc. (a)                                           16,038,140
                                               556,654   EMC Corp. (a)                                             7,587,194
                                                68,298   Gateway, Inc. (a)                                           149,573
                                               653,717   Hewlett-Packard Co.                                      21,507,289
                                               358,867   International Business Machines Corp.                    29,595,761
                                                28,139   Lexmark International, Inc. Class A (a)                   1,276,948
                                                39,936   NCR Corp. (a)                                             1,668,925
                                                89,821   Network Appliance, Inc. (a)(e)                            3,236,251
                                                44,616   QLogic Corp. (a)                                            863,320
                                               763,256   Sun Microsystems, Inc. (a)                                3,915,503
                                                                                                           -----------------
                                                                                                                  98,171,788
----------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%               17,761   Fluor Corp.                                               1,523,894
----------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                   21,847   Vulcan Materials Co.                                      1,893,043
----------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%                        287,384   American Express Co.                                     15,102,029
                                                67,967   Capital One Financial Corp.                               5,472,703
                                                95,530   SLM Corp.                                                 4,961,828
                                                                                                           -----------------
                                                                                                                  25,536,560
----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                   24,660   Ball Corp.                                                1,080,848
                                                22,936   Bemis Co.                                                   724,319
                                                33,725   Pactiv Corp. (a)                                            827,612
                                                18,469   Sealed Air Corp.                                          1,068,801
                                                29,606   Temple-Inland, Inc.                                       1,318,947
                                                                                                           -----------------
                                                                                                                   5,020,527
----------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                             38,114   Genuine Parts Co.                                         1,670,537
----------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.2%            29,300   Apollo Group, Inc. Class A (a)                    $       1,538,543
                                                81,070   H&R Block, Inc.                                           1,755,165
                                                                                                           -----------------
                                                                                                                   3,293,708
----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.5%           48,300   CIT Group, Inc.                                           2,585,016
                                             1,142,936   Citigroup, Inc.                                          53,992,297
                                               801,356   JPMorgan Chase & Co.                                     33,368,464
                                                58,780   Moody's Corp. (e)                                         4,200,419
                                                                                                           -----------------
                                                                                                                  94,146,196
----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  898,835   AT&T, Inc.                                               24,304,498
Services - 2.3%                                412,734   BellSouth Corp.                                          14,301,233
                                                28,477   CenturyTel, Inc.                                          1,114,020
                                                88,318   Citizens Communications Co.                               1,171,980
                                               377,445   Qwest Communications International, Inc. (a)              2,566,626
                                               678,328   Verizon Communications, Inc.                             23,103,852
                                                                                                           -----------------
                                                                                                                  66,562,209
----------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%                       33,620   Allegheny Energy, Inc. (a)                                1,138,037
                                                96,120   American Electric Power Co., Inc.                         3,270,002
                                                46,428   Cinergy Corp.                                             2,108,295
                                                72,399   Edison International                                      2,981,391
                                                50,255   Entergy Corp.                                             3,464,580
                                               158,328   Exelon Corp.                                              8,375,551
                                                99,014   FPL Group, Inc.                                           3,974,422
                                                72,716   FirstEnergy Corp.                                         3,555,812
                                                81,164   PPL Corp.                                                 2,386,222
                                                19,432   Pinnacle West Capital Corp.                                 759,791
                                                64,126   Progress Energy, Inc.                                     2,820,261
                                               168,823   The Southern Co.                                          5,532,330
                                                                                                           -----------------
                                                                                                                  40,366,694
----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                     43,044   American Power Conversion Corp.                             994,747
                                                19,952   Cooper Industries Ltd. Class A                            1,733,829
                                                94,248   Emerson Electric Co.                                      7,881,960
                                                39,315   Rockwell Automation, Inc.                                 2,827,142
                                                                                                           -----------------
                                                                                                                  13,437,678
----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                         101,454   Agilent Technologies, Inc. (a)                            3,809,598
Instruments - 0.3%                              38,564   Jabil Circuit, Inc. (a)                                   1,652,853
                                                40,062   Molex, Inc.                                               1,330,058
                                               140,063   Sanmina-SCI Corp. (a)                                       574,258
                                               192,412   Solectron Corp. (a)                                         769,648
                                                53,000   Symbol Technologies, Inc.                                   560,740
                                                19,336   Tektronix, Inc.                                             690,489
                                                                                                           -----------------
                                                                                                                   9,387,644
----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.8%              77,300   BJ Services Co.                                           2,674,580
                                                74,644   Baker Hughes, Inc. (e)                                    5,105,650
                                               116,704   Halliburton Co.                                           8,521,726
                                                33,715   Nabors Industries Ltd. (a)(e)                             2,413,320
                                                38,036   National Oilwell Varco, Inc. (a)(e)                       2,438,868
                                                28,879   Noble Corp. (e)                                           2,342,087
                                                28,872   Rowan Cos., Inc.                                          1,269,213

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
                                               135,654   Schlumberger Ltd. (e)                             $      17,169,727
                                                72,041   Transocean, Inc. (a)(e)                                   5,784,892
                                                83,400   Weatherford International Ltd. (a)                        3,815,550
                                                                                                           -----------------
                                                                                                                  51,535,613
----------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.4%                 81,566   Albertson's, Inc.                                         2,093,799
                                               187,836   CVS Corp.                                                 5,610,661
                                               103,424   Costco Wholesale Corp.                                    5,601,444
                                               161,524   The Kroger Co.                                            3,288,629
                                                26,942   SUPERVALU Inc.                                              830,352
                                               133,900   SYSCO Corp. (e)                                           4,291,495
                                                98,158   Safeway, Inc. (e)                                         2,465,729
                                               572,055   Wal-Mart Stores, Inc.                                    27,023,878
                                               233,724   Walgreen Co. (e)                                         10,080,516
                                                29,300   Whole Foods Market, Inc.                                  1,946,692
                                                                                                           -----------------
                                                                                                                  63,233,195
----------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%                           145,934   Archer-Daniels-Midland Co. (e)                            4,910,679
                                                50,935   Campbell Soup Co.                                         1,650,294
                                               107,278   ConAgra Foods, Inc.                                       2,302,186
                                                31,600   Dean Foods Co. (a)                                        1,227,028
                                                75,960   General Mills, Inc.                                       3,849,653
                                                68,636   HJ Heinz Co.                                              2,602,677
                                                46,156   The Hershey Co. (e)                                       2,410,728
                                                63,965   Kellogg Co.                                               2,817,019
                                                29,700   McCormick & Co., Inc.                                     1,005,642
                                               170,841   Sara Lee Corp. (e)                                        3,054,637
                                                60,200   Tyson Foods, Inc. Class A                                   827,148
                                                44,970   Wm. Wrigley Jr. Co.                                       2,878,080
                                                                                                           -----------------
                                                                                                                  29,535,771
----------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                             9,454   Nicor, Inc.                                                 374,000
                                                 8,104   Peoples Energy Corp.                                        288,827
                                                                                                           -----------------
                                                                                                                     662,827
----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                          9,687   Bausch & Lomb, Inc.                                         617,062
Supplies - 1.9%                                142,927   Baxter International, Inc.                                5,546,997
                                                54,795   Becton Dickinson & Co.                                    3,374,276
                                                60,935   Biomet, Inc.                                              2,164,411
                                               141,964   Boston Scientific Corp. (a)                               3,272,270
                                                27,118   CR Bard, Inc.                                             1,838,872
                                                31,200   Fisher Scientific International (a)                       2,123,160
                                                76,021   Guidant Corp.                                             5,934,199
                                                33,711   Hospira, Inc. (a)                                         1,330,236
                                               276,440   Medtronic, Inc.                                          14,029,330
                                                 9,455   Millipore Corp. (a)                                         690,782
                                                23,684   PerkinElmer, Inc.                                           555,863
                                                82,088   St. Jude Medical, Inc. (a)                                3,365,608
                                                70,810   Stryker Corp.                                             3,139,715
                                                36,357   Thermo Electron Corp. (a)                                 1,348,481
                                                26,120   Waters Corp. (a)                                          1,127,078
                                                55,577   Zimmer Holdings, Inc. (a)                                 3,757,005
                                                                                                           -----------------
                                                                                                                  54,215,345
----------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                        134,568   Aetna, Inc.                                       $       6,612,671
Services - 3.0%                                 52,086   AmerisourceBergen Corp.                                   2,514,191
                                                95,491   Cardinal Health, Inc. (e)                                 7,115,989
                                               102,235   Caremark Rx, Inc.                                         5,027,917
                                                26,696   Cigna Corp.                                               3,487,031
                                                40,500   Coventry Health Care, Inc. (a)                            2,186,190
                                                31,500   Express Scripts, Inc. (a)                                 2,768,850
                                                89,996   HCA, Inc.                                                 4,120,917
                                                61,800   Health Management Associates, Inc. Class A                1,333,026
                                                35,204   Humana, Inc. (a)                                          1,853,491
                                                46,340   IMS Health, Inc.                                          1,194,182
                                                30,000   Laboratory Corp. of America Holdings (a)                  1,754,400
                                                19,304   Manor Care, Inc.                                            856,132
                                                69,984   McKesson Corp.                                            3,648,266
                                                72,301   Medco Health Solutions, Inc. (a)                          4,137,063
                                                32,900   Patterson Cos., Inc. (a)                                  1,158,080
                                                42,000   Quest Diagnostics, Inc.                                   2,154,600
                                               101,537   Tenet Healthcare Corp. (a)                                  749,343
                                               310,556   UnitedHealth Group, Inc.                                 17,347,658
                                               147,484   WellPoint, Inc. (a)                                      11,419,686
                                                                                                           -----------------
                                                                                                                  81,439,683
----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.7%            93,480   Carnival Corp.                                            4,428,148
                                                35,707   Darden Restaurants, Inc.                                  1,465,058
                                                42,330   Harrah's Entertainment, Inc.                              3,300,047
                                                83,931   Hilton Hotels Corp.                                       2,136,883
                                                80,920   International Game Technology                             2,850,002
                                                41,227   Marriott International, Inc. Class A                      2,828,172
                                               284,218   McDonald's Corp.                                          9,765,730
                                               180,524   Starbucks Corp. (a)(e)                                    6,794,923
                                                46,168   Starwood Hotels & Resorts Worldwide, Inc.                 3,126,959
                                                22,172   Wendy's International, Inc.                               1,375,994
                                                62,934   Yum! Brands, Inc.                                         3,074,955
                                                                                                           -----------------
                                                                                                                  41,146,871
----------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%                       19,942   Black & Decker Corp.                                      1,732,760
                                                30,768   Centex Corp.                                              1,907,308
                                                62,000   DR Horton, Inc. (e)                                       2,059,640
                                                31,915   Fortune Brands, Inc.                                      2,573,306
                                                15,500   Harman International Industries, Inc.                     1,722,515
                                                15,122   KB HOME                                                     982,628
                                                41,816   Leggett & Platt, Inc.                                     1,019,056
                                                34,622   Lennar Corp. Class A (e)                                  2,090,476
                                                16,903   Maytag Corp.                                                360,541
                                                58,954   Newell Rubbermaid, Inc.                                   1,485,051
                                                53,272   Pulte Homes, Inc. (e)                                     2,046,710
                                                12,752   Snap-On, Inc.                                               486,106
                                                17,343   The Stanley Works                                           878,596
                                                17,860   Whirlpool Corp.                                           1,633,654
                                                                                                           -----------------
                                                                                                                  20,978,347
----------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                       37,698   Clorox Co.                                                2,256,225
                                               113,181   Colgate-Palmolive Co.                                     6,462,635

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
                                               100,723   Kimberly-Clark Corp.                              $       5,821,789
                                               753,164   Procter & Gamble Co.                                     43,397,310
                                                                                                           -----------------
                                                                                                                  57,937,959
----------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                              30,400   Affiliated Computer Services, Inc. Class A (a)            1,813,664
                                               130,680   Automatic Data Processing, Inc.                           5,969,462
                                                39,050   Computer Sciences Corp. (a)                               2,169,228
                                                31,614   Convergys Corp. (a)                                         575,691
                                               115,187   Electronic Data Systems Corp. (e)                         3,090,467
                                               169,900   First Data Corp.                                          7,954,718
                                                45,192   Fiserv, Inc. (a)                                          1,922,920
                                                81,458   Paychex, Inc.                                             3,393,540
                                                30,073   Sabre Holdings Corp. Class A                                707,618
                                                71,382   Unisys Corp. (a)                                            491,822
                                                                                                           -----------------
                                                                                                                  28,089,130
----------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                  144,560   The AES Corp. (a)                                         2,466,194
Energy Traders - 0.6%                           43,949   Constellation Energy Group, Inc.                          2,404,450
                                               209,519   Duke Energy Corp. (e)                                     6,107,479
                                                93,571   Dynegy, Inc. Class A (a)                                    449,141
                                               100,344   TXU Corp.                                                 4,491,397
                                                                                                           -----------------
                                                                                                                  15,918,661
----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.1%                172,888   3M Co.                                                   13,085,893
                                             2,386,881   General Electric Co.                                     83,015,721
                                                30,114   Textron, Inc.                                             2,812,346
                                               468,725   Tyco International Ltd.                                  12,599,328
                                                                                                           -----------------
                                                                                                                 111,513,288
----------------------------------------------------------------------------------------------------------------------------
Insurance - 4.9%                                68,710   ACE Ltd.                                                  3,573,607
                                                22,966   AMBAC Financial Group, Inc.                               1,828,094
                                                69,785   AON Corp.                                                 2,896,775
                                               112,499   Aflac, Inc.                                               5,077,080
                                               142,344   The Allstate Corp.                                        7,417,546
                                               598,607   American International Group, Inc.                       39,561,937
                                                45,453   Chubb Corp. (e)                                           4,338,034
                                                38,491   Cincinnati Financial Corp.                                1,619,316
                                                82,500   Genworth Financial, Inc. Class A                          2,757,975
                                                69,025   Hartford Financial Services Group, Inc.                   5,559,964
                                                29,836   Jefferson-Pilot Corp.                                     1,669,026
                                                44,919   Lincoln National Corp.                                    2,452,128
                                                33,790   Loews Corp.                                               3,419,548
                                                35,045   MBIA, Inc.                                                2,107,256
                                               122,798   Marsh & McLennan Cos., Inc.                               3,605,349
                                               173,042   MetLife, Inc.                                             8,370,042
                                                68,200   Principal Financial Group, Inc.                           3,328,160
                                                44,400   The Progressive Corp.                                     4,629,144
                                               117,000   Prudential Financial, Inc.                                8,869,770
                                                31,422   Safeco Corp.                                              1,577,699
                                               155,727   The St. Paul Travelers Cos., Inc.                         6,507,831
                                                24,456   Torchmark Corp.                                           1,396,438
                                                68,467   UnumProvident Corp.                                       1,402,204
                                                36,105   XL Capital Ltd. Class A                                   2,314,692
                                                                                                           -----------------
                                                                                                                 126,279,615
----------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%                66,100   Amazon.com, Inc. (a)(e)                           $       2,413,311
                                               265,800   eBay, Inc. (a)(e)                                        10,382,148
                                                                                                           -----------------
                                                                                                                  12,795,459
----------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.0%             45,050   Google, Inc. Class A (a)                                 17,569,500
                                                60,600   VeriSign, Inc. (a)                                        1,453,794
                                               291,560   Yahoo!, Inc. (a)                                          9,405,726
                                                                                                           -----------------
                                                                                                                  28,429,020
----------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%             20,064   Brunswick Corp.                                             779,687
                                                71,253   Eastman Kodak Co.                                         2,026,435
                                                38,194   Hasbro, Inc.                                                805,893
                                                86,134   Mattel, Inc.                                              1,561,609
                                                                                                           -----------------
                                                                                                                   5,173,624
----------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                               156,688   Caterpillar, Inc. (e)                                    11,251,765
                                                12,509   Cummins, Inc. (e)                                         1,314,696
                                                58,750   Danaher Corp.                                             3,733,563
                                                51,198   Deere & Co.                                               4,047,202
                                                44,259   Dover Corp.                                               2,149,217
                                                37,450   Eaton Corp.                                               2,732,727
                                                39,692   ITT Industries, Inc.                                      2,231,484
                                                44,021   Illinois Tool Works, Inc.                                 4,239,663
                                                79,996   Ingersoll-Rand Co. Class A                                3,343,033
                                                15,358   Navistar International Corp. (a)                            423,574
                                                37,374   PACCAR, Inc.                                              2,634,120
                                                26,903   Pall Corp.                                                  839,105
                                                27,588   Parker Hannifin Corp.                                     2,223,869
                                                                                                           -----------------
                                                                                                                  41,164,018
----------------------------------------------------------------------------------------------------------------------------
Media - 2.9%                                   165,381   CBS Corp. Class B                                         3,965,836
                                               126,554   Clear Channel Communications, Inc. (e)                    3,671,332
                                               419,443   Comcast Corp. Class A (a)(e)                             10,972,629
                                                70,305   Comcast Corp. Special Class A (a)                         1,836,367
                                                17,319   Dow Jones & Co., Inc.                                       680,637
                                                19,400   EW Scripps Co. Class A                                      867,374
                                                49,979   Gannett Co., Inc.                                         2,994,742
                                                88,230   Interpublic Group of Cos., Inc. (a)                         843,479
                                                11,451   Knight-Ridder, Inc.                                         723,818
                                                82,716   The McGraw-Hill Cos., Inc. (e)                            4,766,096
                                                10,921   Meredith Corp.                                              609,283
                                                32,047   New York Times Co. Class A                                  811,110
                                               566,700   News Corp. Class A (e)                                    9,412,887
                                                37,897   Omnicom Group                                             3,154,925
                                             1,031,784   Time Warner, Inc.                                        17,323,653
                                                66,542   Tribune Co. (e)                                           1,825,247
                                                56,471   Univision Communications, Inc. Class A (a)                1,946,555
                                               183,181   Viacom, Inc. Class B (a)                                  7,107,423
                                               433,947   Walt Disney Co.                                          12,102,782
                                                                                                           -----------------
                                                                                                                  85,616,175
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                         193,645   Alcoa, Inc.                                               5,917,791
                                                18,228   Allegheny Technologies, Inc.                              1,115,189
                                                41,634   Freeport-McMoRan Copper & Gold, Inc. Class B              2,488,464
                                                98,386   Newmont Mining Corp. (e)                                  5,105,250

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
                                                35,632   Nucor Corp.                                       $       3,733,877
                                                44,376   Phelps Dodge Corp.                                        3,573,599
                                                27,322   United States Steel Corp.                                 1,657,899
                                                                                                           -----------------
                                                                                                                  23,592,069
----------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                          43,281   Ameren Corp.                                              2,156,259
                                                59,514   CMS Energy Corp. (a)                                        770,706
                                                68,370   Centerpoint Energy, Inc.                                    815,654
                                                62,625   Consolidated Edison, Inc. (e)                             2,724,188
                                                36,238   DTE Energy Co.                                            1,452,781
                                                82,253   Dominion Resources, Inc.                                  5,677,925
                                                34,561   KeySpan Corp.                                             1,412,508
                                                53,337   NiSource, Inc.                                            1,078,474
                                                86,177   PG&E Corp. (e)                                            3,352,285
                                                   900   Progress Energy, Inc. (a)                                       288
                                                59,864   Public Service Enterprise Group, Inc.                     3,833,691
                                                54,638   Sempra Energy                                             2,538,481
                                                42,296   TECO Energy, Inc.                                           681,812
                                                86,902   Xcel Energy, Inc.                                         1,577,271
                                                                                                           -----------------
                                                                                                                  28,072,323
----------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                         24,895   Big Lots, Inc. (a)                                          347,534
                                                18,164   Dillard's, Inc. Class A                                     472,991
                                                68,450   Dollar General Corp.                                      1,209,512
                                                41,964   Family Dollar Stores, Inc.                                1,116,242
                                                59,640   Federated Department Stores                               4,353,720
                                                56,598   JC Penney Co., Inc.                                       3,419,085
                                                75,509   Kohl's Corp. (a)                                          4,002,732
                                                54,372   Nordstrom, Inc.                                           2,130,295
                                                21,107   Sears Holdings Corp. (a)                                  2,791,190
                                               198,435   Target Corp.                                             10,320,604
                                                                                                           -----------------
                                                                                                                  30,163,905
----------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                      215,502   Xerox Corp. (a)                                           3,275,630
----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.7%              16,767   Amerada Hess Corp.                                        2,387,621
                                                50,061   Anadarko Petroleum Corp.                                  5,056,662
                                                71,642   Apache Corp.                                              4,693,267
                                                86,336   Burlington Resources, Inc.                                7,935,142
                                                81,500   Chesapeake Energy Corp. (e)                               2,559,915
                                               509,760   Chevron Corp.                                            29,550,787
                                               319,678   ConocoPhillips                                           20,187,666
                                               104,494   Devon Energy Corp.                                        6,391,898
                                                57,440   EOG Resources, Inc.                                       4,135,680
                                               142,715   El Paso Corp.                                             1,719,716
                                             1,402,912   Exxon Mobil Corp. (d)                                    85,381,224
                                                25,034   Kerr-McGee Corp.                                          2,390,246
                                                27,134   Kinder Morgan, Inc.                                       2,496,057
                                                81,372   Marathon Oil Corp.                                        6,198,105
                                                40,900   Murphy Oil Corp.                                          2,037,638
                                                95,629   Occidental Petroleum Corp.                                8,860,027
                                                28,870   Sunoco, Inc.                                              2,239,446
                                               141,800   Valero Energy Corp.                                       8,476,804

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
                                               128,286   Williams Cos., Inc.                               $       2,744,038
                                                80,833   XTO Energy, Inc.                                          3,521,894
                                                                                                           -----------------
                                                                                                                 208,963,833
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                 111,062   International Paper Co.                                   3,839,413
                                                31,428   Louisiana-Pacific Corp.                                     854,842
                                                44,072   MeadWestvaco Corp.                                        1,203,606
                                                51,861   Weyerhaeuser Co.                                          3,756,292
                                                                                                           -----------------
                                                                                                                   9,654,153
----------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                        16,392   Alberto-Culver Co. Class B                                  725,018
                                               104,660   Avon Products, Inc. (e)                                   3,262,252
                                                28,400   The Estee Lauder Cos., Inc. Class A                       1,056,196
                                                                                                           -----------------
                                                                                                                   5,043,466
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.3%                         352,317   Abbott Laboratories                                      14,962,903
                                                36,164   Allergan, Inc.                                            3,923,794
                                                22,800   Barr Pharmaceuticals, Inc. (a)                            1,435,944
                                               439,161   Bristol-Myers Squibb Co.                                 10,807,752
                                               258,777   Eli Lilly & Co. (e)                                      14,310,368
                                                78,464   Forest Laboratories, Inc. (a)                             3,501,848
                                               681,477   Johnson & Johnson                                        40,357,068
                                                50,455   King Pharmaceuticals, Inc. (a)                              870,349
                                               500,857   Merck & Co., Inc.                                        17,645,192
                                                56,500   Mylan Laboratories                                        1,322,100
                                             1,690,981   Pfizer, Inc.                                             42,139,247
                                               340,125   Schering-Plough Corp.                                     6,458,974
                                                23,681   Watson Pharmaceuticals, Inc. (a)                            680,592
                                               307,799   Wyeth                                                    14,934,407
                                                                                                           -----------------
                                                                                                                 173,350,538
----------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.0%                              19,100   Apartment Investment & Management Co. Class A               895,790
                                                45,500   Archstone-Smith Trust                                     2,219,035
                                                20,500   Boston Properties, Inc.                                   1,911,625
                                                84,664   Equity Office Properties Trust (e)                        2,843,017
                                                71,840   Equity Residential                                        3,361,394
                                                45,300   Kimco Realty Corp.                                        1,840,992
                                                39,300   Plum Creek Timber Co., Inc.                               1,451,349
                                                61,000   ProLogis                                                  3,263,500
                                                22,400   Public Storage, Inc. (e)                                  1,819,552
                                                45,200   Simon Property Group, Inc. (e)                            3,803,128
                                                28,600   Vornado Realty Trust (e)                                  2,745,600
                                                                                                           -----------------
                                                                                                                  26,154,982
----------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                              83,594   Burlington Northern Santa Fe Corp.                        6,965,888
                                                47,278   CSX Corp.                                                 2,827,224
                                                88,842   Norfolk Southern Corp.                                    4,803,687
                                                63,676   Union Pacific Corp.                                       5,944,155
                                                                                                           -----------------
                                                                                                                  20,540,954
----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 114,647   Advanced Micro Devices, Inc. (a)                          3,801,694
Equipment - 2.9%                                87,190   Altera Corp. (a)(e)                                       1,799,602
                                                82,316   Analog Devices, Inc. (e)                                  3,151,880
                                               350,676   Applied Materials, Inc. (e)                               6,140,337
                                                67,367   Applied Micro Circuits Corp. (a)                            274,184
                                                94,221   Broadcom Corp. Class A (a)                                4,066,578

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
                                                89,758   Freescale Semiconductor, Inc. Class B (a)         $       2,492,580
                                             1,358,731   Intel Corp.                                              26,291,445
                                                40,437   Kla-Tencor Corp. (e)                                      1,955,533
                                                81,566   LSI Logic Corp. (a)                                         942,903
                                                62,699   Linear Technology Corp.                                   2,199,481
                                                78,760   Maxim Integrated Products, Inc. (e)                       2,925,934
                                               134,068   Micron Technology, Inc. (a)(e)                            1,973,481
                                                80,472   National Semiconductor Corp.                              2,240,340
                                                37,600   Novellus Systems, Inc. (a)                                  902,400
                                                41,820   Nvidia Corp. (a)                                          2,394,613
                                                38,354   PMC-Sierra, Inc. (a)                                        471,371
                                                41,332   Teradyne, Inc. (a)                                          641,059
                                               359,772   Texas Instruments, Inc.                                  11,681,797
                                                81,693   Xilinx, Inc.                                              2,079,904
                                                                                                           -----------------
                                                                                                                  78,427,116
----------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                                133,950   Adobe Systems, Inc.                                       4,677,534
                                                54,328   Autodesk, Inc.                                            2,092,715
                                                48,320   BMC Software, Inc. (a)                                    1,046,611
                                               112,712   CA, Inc.                                                  3,066,893
                                                37,805   Citrix Systems, Inc. (a)                                  1,432,810
                                                78,349   Compuware Corp. (a)                                         613,473
                                                66,000   Electronic Arts, Inc. (a)                                 3,611,520
                                                39,052   Intuit, Inc. (a)                                          2,077,176
                                             2,044,524   Microsoft Corp. (d)                                      55,631,498
                                                83,424   Novell, Inc. (a)                                            640,696
                                               848,085   Oracle Corp. (a)(e)                                      11,610,284
                                                22,846   Parametric Technology Corp. (a)                             373,075
                                               230,117   Symantec Corp. (a)                                        3,872,869
                                                                                                           -----------------
                                                                                                                  90,747,154
----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%                         50,700   AutoNation, Inc. (a)                                      1,092,585
                                                14,677   AutoZone, Inc. (a)                                        1,463,150
                                                59,424   Bed Bath & Beyond, Inc. (a)                               2,281,882
                                                95,969   Best Buy Co., Inc.                                        5,367,546
                                                41,123   Circuit City Stores, Inc.                                 1,006,691
                                               141,513   The Gap, Inc.                                             2,643,463
                                               486,486   Home Depot, Inc. (e)                                     20,578,358
                                                81,594   Limited Brands                                            1,995,789
                                               175,440   Lowe's Cos., Inc. (e)                                    11,305,354
                                                69,758   Office Depot, Inc. (a)                                    2,597,788
                                                21,224   OfficeMax, Inc.                                             640,328
                                                35,398   RadioShack Corp.                                            680,704
                                                21,992   The Sherwin-Williams Co.                                  1,087,284
                                               163,951   Staples, Inc.                                             4,184,030
                                               108,748   TJX Cos., Inc.                                            2,699,125
                                                31,301   Tiffany & Co.                                             1,175,040
                                                                                                           -----------------
                                                                                                                  60,799,117
----------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                      84,800   Coach, Inc. (a)                                           2,932,384
Goods - 0.3%                                    27,560   Jones Apparel Group, Inc.                                   974,797
                                                21,738   Liz Claiborne, Inc.                                         890,823

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

                                                Shares
Industry                                          Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------
                                                40,010   Nike, Inc. Class B                                $       3,404,851
                                                23,967   VF Corp.                                                  1,363,722
                                                                                                           -----------------
                                                                                                                   9,566,577
----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.6%              134,910   Countrywide Financial Corp.                               4,951,197
                                               225,073   Fannie Mae                                               11,568,752
                                               154,603   Freddie Mac                                               9,430,783
                                                62,796   Golden West Financial Corp.                               4,263,848
                                                20,880   MGIC Investment Corp.                                     1,391,234
                                                78,300   Sovereign Bancorp, Inc.                                   1,715,553
                                               220,411   Washington Mutual, Inc. (e)                               9,393,917
                                                                                                           -----------------
                                                                                                                  42,715,284
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                 477,918   Altria Group, Inc.                                       33,865,269
                                                22,200   Reynolds American, Inc.                                   2,342,100
                                                36,235   UST, Inc.                                                 1,507,376
                                                                                                           -----------------
                                                                                                                  37,714,745
----------------------------------------------------------------------------------------------------------------------------
Trading Companies &                             18,645   WW Grainger, Inc.                                         1,404,901
Distributors - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                      83,437   Alltel Corp.                                              5,402,546
Services - 0.8%                                679,515   Sprint Nextel Corp. (e)                                  17,558,668
                                                                                                           -----------------
                                                                                                                  22,961,214
----------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         (Cost - $1,991,370,103) - 98.6%                       2,692,576,525
----------------------------------------------------------------------------------------------------------------------------

                                            Beneficial
                                              Interest   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
                                        $   18,706,238   Merrill Lynch Liquidity Series, LLC
                                                         Cash Sweep Series I, 4.56% (b)(f)                        18,706,238
                                           256,924,980   Merrill Lynch Liquidity Series, LLC
                                                         Money Market Series, 4.75% (b)(c)(f)                    256,924,980
----------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost - $275,631,218) - 10.1%                           275,631,218
----------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments
                                                         (Cost - $2,267,001,321*) - 108.7%                     2,968,207,743

                                                         Liabilities in Excess of Other Assets - (8.7%)         (236,360,618)
                                                                                                           -----------------
                                                         Net Assets - 100.0%                               $   2,731,847,125
                                                                                                           =================

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,353,228,142
                                                                ===============
      Gross unrealized appreciation                             $   746,073,354
      Gross unrealized depreciation                                (131,093,753)
                                                                ---------------
      Net unrealized appreciation                               $   614,979,601
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       Dividend/
                                                       Net             Interest
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                        (30,900)      $   58,892
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep I                               $  13,050,311       $  104,076
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                        $ (78,643,920)      $   70,097
      --------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of March 31, 2006

(c)   Security was purchased with the cash proceeds from securities loans.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Security, or a portion of security, is on loan.
(f)   Variable rate security.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration         Face         Unrealized
      Contracts        Issue           Date           Value        Depreciation
      --------------------------------------------------------------------------
          95       S&P 500 Index     June 2006     $31,009,257     $(55,882.43)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. Master S&P Index Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust

Date: May 22, 2006